Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2020
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

				December 31,
	Currency	Interest %	Years of maturity	2020	2019
Long-term loans (*)	USD	L + 1.35% - 1.75% / 2.4%	2021-2025	$201,156	$568,550
	NIS	1.5%-3%	2021-2022	224,472	8,256
	Other			1,164	1,223
				426,792	578,029
Less: current maturities				17,972	137,905
				$408,820	$440,124

(*) For covenants see Note 21E.
Summary Of Maturities Of Long-Term Loans	The maturities of these loans for periods after December 31, 2020, are as follows:

2021 - current maturities	$17,972
2022	236,302
2023	15,875
2024 and after	156,643
$426,792